AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON MAY 19, 2011
File No. 811-8572
File No. 33-80514

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 34                               ☑
AND
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 35                                                                  ☑
BISHOP STREET FUNDS
(Exact Name of Registrant as Specified in Charter)
101 FEDERAL STREET
BOSTON, MASSACHUSETTS 02110

(Address of Principal Executive Offices, Zip Code)
Registrant’s Telephone Number, including Area Code:
1-888-462-5386
Philip T. Masterson
c/o SEI Corporation
One Freedom Valley Drive
Oaks, Pennsylvania 19456

(Name and Address of Agent for Service)
Copies to:

Timothy W. Levin, Esquire	Christopher D. Menconi
Morgan, Lewis & Bockius LLP	Morgan, Lewis & Bockius LLP
1701 Market Street	1111 Pennsylvania Avenue, NW
Philadelphia, Pennsylvania 19103	Washington, DC 20004
          It is proposed that this filing become effective (check appropriate box)
☑      Immediately upon filing pursuant to paragraph (b)
☐      On [date] pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a)(1)
☐      75 days after filing pursuant to paragraph (a)(2)
☐      On [date] pursuant to paragraph (a) of Rule 485

EXPLANATORY NOTE
This Post-Effective Amendment No. 34 relates to each series of Bishop Street Funds.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 34 to Registration Statement No. 33-80514 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 19th day of May, 2011.

BISHOP STREET FUNDS
By:	*
Philip T. Masterson, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

*	Trustee	May 19, 2011

Charles E. Carlbom

*	Trustee	May 19, 2011

John K. Darr

*	Trustee	May 19, 2011

William M. Doran

*	Trustee	May 19, 2011

Mitchell A. Johnson

*	Trustee	May 19, 2011

Betty L. Krikorian

*	Trustee	May 19, 2011

Robert A. Nesher

*	Trustee	May 19, 2011

James M. Storey

*	Trustee	May 19, 2011

George J. Sullivan, Jr.

*	President	May 19, 2011

Philip T. Masterson

*	Controller &	May 19, 2011

Michael Lawson	Chief Financial Officer

*By:	/s/ Dianne M. Sulzbach
Dianne M. Sulzbach, pursuant to Power of Attorney

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase